HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS: 99.5%
Airlines: 2.2%
275,000	Hawaiian Holdings, Inc. [1]	$5,051,750

Apparel: 0.8%
175,900	Fossil Group, Inc. [1]	1,810,011

Apparel & Shoe Retail: 3.7%
140,000	American Eagle Outfitters, Inc.	3,544,800
125,000	Shoe Carnival, Inc.	4,885,000
		8,429,800
Automobile Retail: 0.8%
19,000	America's Car-Mart, Inc. [1]	1,945,600

Banks: 5.2%
170,000	Hilltop Holdings, Inc.	5,973,800
50,000	Prosperity Bancshares, Inc.	3,615,000
21,000	Triumph Bancorp, Inc. [1]	2,500,680
		12,089,480
Building Materials: 4.0%
55,000	Eagle Materials, Inc.	9,155,300

Business Support Services: 1.1%
60,000	RumbleON, Inc. [1]	2,491,200

Computer & Electronic Products: 1.1%
55,000	Super Micro Computer, Inc. [1]	2,417,250

Computers: 1.8%
100,000	NCR Corp. [1]	4,020,000

Electrical Components & Equipment: 1.9%
30,000	Encore Wire Corp.	4,293,000

Electronics: 1.6%
170,000	Kimball Electronics, Inc. [1]	3,699,200

Entertainment: 1.4%
200,000	Cinemark Holdings, Inc. [1]	3,224,000

Food: 1.9%
155,000	BellRing Brands, Inc. - Class A [1]	4,422,150

Freight Transportation Arrangement: 1.4%
35,000	Matson, Inc.	3,151,050

Healthcare Products: 2.3%
75,000	Inmode Ltd. [1]	5,293,500

Healthcare Services: 1.3%
48,000	Acadia Healthcare Co., Inc. [1]	2,913,600

Home Builders: 3.0%
200,000	Taylor Morrison Home Corp. [1]	6,992,000

Home Furnishings: 5.3%
185,000	Ethan Allen Interiors, Inc.	4,863,650
8,000	RH [1]	4,287,520
65,000	Tempur Sealy International, Inc.	3,056,950
		12,208,120
Insurance: 2.6%
27,000	Goosehead Insurance, Inc. - Class A	3,512,160
110,000	NMI Holdings, Inc. - Class A [1]	2,403,500
		5,915,660
Internet: 1.0%
200,000	CarParts.com, Inc. [1]	2,240,000

Iron & Steel: 8.7%
300,000	Cleveland-Cliffs, Inc. [1]	6,531,000
285,000	Commercial Metals Co.	10,342,650
130,000	United States Steel Corp.	3,095,300
		19,968,950
Leisure Time: 9.2%
48,000	Brunswick Corp.	4,835,040
165,000	Callaway Golf Co. [1]	4,527,600
235,000	Norwegian Cruise Line Holdings Ltd. [1]	4,873,900
150,000	Vista Outdoor, Inc. [1]	6,910,500
		21,147,040
Lodging: 2.9%
100,000	Boyd Gaming Corp. [1]	6,557,000

Office Supplies Retail: 1.1%
115,000	Cricut, Inc. - Class A [1]	2,540,350

Oil Companies Exploration & Production: 7.5%
175,000	Matador Resources Co.	6,461,000
16,526	Pioneer Natural Resources Co.	3,005,749
265,000	SM Energy Co.	7,812,200
		17,278,949
Other Personal Services: 2.3%
176,000	European Wax Center, Inc. [1]	5,341,600

Packaging & Containers: 4.3%
80,000	Berry Global Group, Inc. [1]	5,902,400
200,000	Graphic Packaging Holding Co.	3,900,000
		9,802,400
Pharmaceuticals: 2.0%
75,000	Pacira Pharmaceuticals, Inc. [1]	4,512,750

Restaurants: 2.6%
20,000	Portillo's, Inc. [1]	750,800
60,000	Texas Roadhouse, Inc.	5,356,800
		6,107,600
Semiconductors: 7.9%
55,000	Kulicke & Soffa Industries, Inc.	3,329,700
100,000	Silicon Motion Technology Corp. - ADR	9,503,000
136,781	Tower Semiconductor Ltd. [1]	5,427,470
		18,260,170
Software: 0.8%
100,000	Upland Software, Inc. [1]	1,794,000

Sporting Goods: 1.7%
90,000	Academy Sports & Outdoors, Inc. [1]	3,951,000

U.S. Royalty Trusts: 4.3%
8,000	Texas Pacific Land Corp.	9,990,960

TOTAL COMMON STOCKS
(Cost $145,503,625)		229,015,440

WARRANTS: 0.2% [1]
Materials: 0.2%
125,000	Algoma Steel Group, Inc., Expiration: October 2026, Exercise Price: $11.50	360,000

TOTAL WARRANTS
(Cost $268,667)		360,000

TOTAL INVESTMENTS IN SECURITIES: 99.7%
(Cost $145,772,292)		229,375,440
Other Assets in Excess of Liabilities: 0.3%		657,676
TOTAL NET ASSETS: 100.0%		$$230,033,116

ADR - American Depository Receipt
[1]	Non-income producing security.

Hodges Small Cap Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2021. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$229,015,440	$-	$-	$229,015,440
Warrants	360,000	-	-	360,000
Total Investments in Securities	$229,375,440	$-	$-	$229,375,440